File Number: 333-42105
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933


                                                                  June 26, 2007

                        Supplement to the April 30, 2007
                    Class A and Class C Shares Prospectus and
           Statement of Additional Information, as may be amended, for
                            Pioneer Independence Fund

Class A shares are no longer offered through this prospectus. On June 25, 2007, existing Class A shares of the fund were converted to Class P shares. Class P shares, which are offered through a separate prospectus, were subsequently designated as Class A shares.




                                                                  21010-00-0707
                                       (C) 2007 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC